Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Total	Series C Redeemable Convertible Preferred Stock	Series D Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Additional Paid-In Capital Series C Redeemable Convertible Preferred Stock	Additional Paid-In Capital Series D Redeemable Convertible Preferred Stock	Accumulated Deficit
Balance as of beginning of period (in shares) at Dec. 31, 2018	25,602,868
Balance as of beginning of period at Dec. 31, 2018	$ 91,826
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs (in shares)	3,258,288
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs	$ 11,035
Conversion of redeemable convertible preferred stock (in shares)	(893,260)
Conversion of redeemable convertible preferred stock	$ (1,003)
Balance as of end of period (in shares) at Dec. 31, 2019	27,967,896	8,688,760
Balance as of end of period at Dec. 31, 2019	$ 101,858	$ 40,978
Balance as of beginning of period (in shares) at Dec. 31, 2018				7,792,649
Balance as of beginning of period at Dec. 31, 2018	(84,756)			$ 1	$ 3,585			$ (88,342)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs (in shares)				9,227,960
Issuance of Series C redeemable convertible preferred stock and common stock, net of issuance costs	6,809				6,809
Conversion of redeemable convertible preferred stock (in shares)				893,260
Conversion of redeemable convertible preferred stock	$ 1,003				1,003
Issuance of common stock upon exercise of stock options (in shares)	151,000			150,826
Issuance of common stock upon exercise of stock options	$ 159				159
Issuance of warrants		$ 168				$ 168
Stock-based compensation	1,472				1,472
Net loss	(25,678)							(25,678)
Balance as of end of period (in shares) at Dec. 31, 2019				18,064,695
Balance as of end of period at Dec. 31, 2019	$ (100,823)			$ 1	13,196			(114,020)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs (in shares)	75,660,962
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs	$ 28,278
Conversion of redeemable convertible preferred stock (in shares)	(4,456,248)
Conversion of redeemable convertible preferred stock	$ (13,274)
Exchange of convertible notes and accrued interest for Series D redeemable convertible preferred stock (in shares)	4,029,222
Exchange of convertible notes and accrued interest for Series D redeemable convertible preferred stock	$ 1,512
Balance as of end of period (in shares) at Jun. 30, 2020	103,201,832
Balance as of end of period at Jun. 30, 2020	$ 118,374
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock (in shares)				1,485,413
Conversion of redeemable convertible preferred stock	$ 13,274				223			13,051
Issuance of common stock upon exercise of stock options (in shares)	50,000			49,848
Issuance of common stock upon exercise of stock options	$ 39				39
Stock-based compensation	777				777
Net loss	(10,484)							(10,484)
Balance as of end of period (in shares) at Jun. 30, 2020				19,599,956
Balance as of end of period at Jun. 30, 2020	$ (97,217)			$ 1	14,235			(111,452)
Balance as of beginning of period (in shares) at Dec. 31, 2019	27,967,896	8,688,760
Balance as of beginning of period at Dec. 31, 2019	$ 101,858	$ 40,978
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs (in shares)	75,660,962
Issuance of redeemable convertible preferred stock and common stock, net of issuance costs	$ 28,153
Conversion of redeemable convertible preferred stock (in shares)	(4,456,248)
Conversion of redeemable convertible preferred stock	$ (13,274)
Exchange of convertible notes and accrued interest for Series D redeemable convertible preferred stock (in shares)	18,561,773
Exchange of convertible notes and accrued interest for Series D redeemable convertible preferred stock	$ 6,967
Balance as of end of period (in shares) at Dec. 31, 2020	117,734,383	8,399,058	94,222,735
Balance as of end of period at Dec. 31, 2020	$ 123,704	$ 39,378	$ 35,120
Balance as of beginning of period (in shares) at Dec. 31, 2019				18,064,695
Balance as of beginning of period at Dec. 31, 2019	(100,823)			$ 1	13,196			(114,020)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock (in shares)				1,485,413
Conversion of redeemable convertible preferred stock	$ 13,274				223			13,051
Issuance of common stock upon exercise of stock options (in shares)	67,000			87,764
Issuance of common stock upon exercise of stock options	$ 53				53
Issuance of warrants			$ 27				$ 27
Stock-based compensation	1,455				1,455
Net loss	(21,807)							(21,807)
Balance as of end of period (in shares) at Dec. 31, 2020				19,637,872
Balance as of end of period at Dec. 31, 2020	$ (107,821)			$ 1	14,954			(122,776)
Balance as of end of period (in shares) at Dec. 31, 2020	117,734,383	8,399,058	94,222,735
Balance as of end of period at Dec. 31, 2020	$ 123,704	$ 39,378	$ 35,120
Balance as of end of period (in shares) at Dec. 31, 2020				19,637,872
Balance as of end of period at Dec. 31, 2020	$ (107,821)			$ 1	14,954			(122,776)
Balance as of beginning of period (in shares) at Dec. 31, 2020	117,734,383	8,399,058	94,222,735
Balance as of beginning of period at Dec. 31, 2020	$ 123,704	$ 39,378	$ 35,120
Balance as of end of period (in shares) at Jun. 30, 2021	117,734,383	8,399,058	94,222,735
Balance as of end of period at Jun. 30, 2021	$ 123,704	$ 39,378	$ 35,120
Balance as of beginning of period (in shares) at Dec. 31, 2020				19,637,872
Balance as of beginning of period at Dec. 31, 2020	$ (107,821)			$ 1	14,954			(122,776)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	203,000			202,500
Issuance of common stock upon exercise of stock options	$ 283				283
Issuance of warrants	134				134
Stock-based compensation	1,075				1,075
Net loss	(26,086)							(26,086)
Balance as of end of period (in shares) at Jun. 30, 2021				19,840,372
Balance as of end of period at Jun. 30, 2021	$ (132,414)			$ 1	16,446			(148,861)
Balance as of end of period (in shares) at Jun. 30, 2021	117,734,383	8,399,058	94,222,735
Balance as of end of period at Jun. 30, 2021	$ 123,704	$ 39,378	$ 35,120
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(13,548)
Balance as of end of period (in shares) at Jun. 30, 2021				19,840,372
Balance as of end of period at Jun. 30, 2021	$ (132,414)			$ 1	$ 16,446			$ (148,861)